Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

These unaudited condensed consolidated interim financial statements have been prepared as of June 30, 2018 and for the three and six month period then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. These unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and the accompanying notes of the Company for the year ended December 31, 2017 that are included in the Company’s Annual Report on Form 20-F, filed with the SEC on April 30, 2018 (the “Annual Report”).

The significant accounting policies that have been applied in the preparation of these condensed consolidated interim financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements in connection with its Annual Report.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation:

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and include all adjustments necessary for the fair presentation of the Group’s financial position, results of operations, changes in shareholders’ equity and cash flows for the periods presented.

The Reverse Merger was accounted for as a reverse merger whereby the Company was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on ACSI comprising the ongoing operations of the combined company, ACSI’s senior management comprising the senior management of the combined company, and that the former shareholders of ACSI are the controlling shareholders of the Company after the Reverse Merger. The Reverse Merger was considered to be a capital transaction in substance. Accordingly, for accounting purposes, the Reverse Merger was treated as the equivalent of ACSI issuing shares for the net assets of the Company, accompanied by a recapitalization. The net assets of the Company were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Reverse Merger are those of ACSI, and therefore the historical consolidated financial statements presented are the consolidated financial statements of ACSI and the ordinary shares and the corresponding capital amounts pre-merger have been retroactively restated as ordinary shares reflecting the exchange ratio in the Reverse Merger.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries, ACSI and ASM. All intercompany accounts and transactions have been eliminated in the consolidation.

c.	Use of estimates:

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

d.	Foreign currency:

The currency of the primary economic environment in which the operations of the Group is conducted is the U.S. dollar (“dollar” or “$”); thus, the dollar is the functional currency of the Group. Therefore, the Group’s transactions and balances denominated in dollars are presented at their original amounts, while non-dollar transactions and balances have been re-measured to dollars and the relating gains and losses are reflected in the statements of comprehensive income (loss) as financial income or expenses, as appropriate.

All amounts are presented in dollars, unless otherwise indicated, and are rounded to the nearest thousand.

e.	Revenue recognition:

The Group generates revenues from sales of products, which include hardware, software, connection to supportive infrastructure, integration services, training and warranty, as well as revenues from Software as a Service (“SaaS”). The Group sells its products (the “Products”) and provides services (the “Services”) directly to end users and resellers and also participates as a subcontractor of prime contractors in joint projects and as a prime contractor in projects with resellers (the “Projects”).

Products and Services:

Revenues from sales of Products of which the final acceptance of the product is specified by the customer, and the acceptance is deemed substantive, are recognized when the Group has delivered the Products to the customer and received final acceptance, the revenue can be reliably measured and collectability of the receivables is reasonably assured. The revenues are deferred until the acceptance criteria have been met.

Revenues from sales of Services are recognized ratably in the period in which the services are rendered (connection to supportive infrastructure is generally over one year).

The Group provides a one year warranty for the majority of its Products. Based on the Group’s experience, the provision is de minims.

Projects:

Revenues from Projects are recognized upon final acceptance from the customers, as such acceptance is deemed substantive.

Under such method, costs are accumulated on the balance sheet until final acceptance is received. Similarly, amounts billed to customers are also deferred until final acceptance is received. To the extent that the amount of accumulated costs exceeds the amount of advance (or progress) payments received or billed by the Group, the excess is reflected on the balance sheet as a current asset, separated from inventory. To the extent that the amount of advance (or progress) payments received or billed by the Group exceeds the amount of accumulated costs, the excess is reflected as a liability on the balance sheet.

In instances where revenues are derived from sales of third-party vendors’ products or services, revenues are recognized on a gross basis and the related costs are recognized within cost of revenues, when the Group has the following indicators for gross reporting: (i) it is the primary obligor of the sales arrangements; (ii) it is subject to inventory risks of physical loss; (iii) it has latitude in establishing prices; and (iv) it has discretion in suppliers’ selection and assumes credit risks on receivables from customers.

SaaS Revenues:

The Group’s SaaS multiple-element arrangements are typically comprised of subscription and support fees from customers accessing the Group’s software and set-up fees. The Group does not provide the customer the contractual right to take possession of the software at any time during the hosting period under these arrangements. The Group recognizes revenue for subscription and support services over the arrangement period originating when the subscription service is made available to the customer and the contractual hosting period has commenced.

Usage based fees:

Revenues are recognized in the period in which subscribers use the related services.

Other multiple elements arrangements:

When a sale arrangement contains multiple elements, the Group allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor-specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or estimated selling price (“ESP”) if neither VSOE nor TPE is available. The Group establishes VSOE of selling price using the price charged for a deliverable when sold separately. When VSOE cannot be established, the Group attempts to establish selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s go-to-market strategy typically differs from that of its peers and its offerings contain a significant differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor products’ selling prices are on a standalone basis. Therefore, the Group is typically not able to determine TPE. The best ESP is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Group offers its products. The determination of ESP is based on applying significant judgment to weigh such factors.

f.	Advertising costs:

Advertising costs are expensed as incurred. In 2017, 2016 and 2015, advertising expenses were $53 thousand, $24 thousand and $26 thousand, respectively.

g.	Related parties:

Related parties include the Controlling Shareholders and entities controlled by them.

h.	Fair value measurements:

Fair value is defined as the price that would be received by selling an asset or paid to transfer a liability (i.e. the ‘exit price’) in an arms’ length transaction between willing market participants at the measurement date. The applicable financial accounting rules establish a hierarchy for inputs used in measuring fair value. The hierarchy is divided into three levels based on the reliability of inputs:

Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that the Group has the ability to access.

Level 2 - Valuations based on quoted prices in markets that are not active but for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group’s financial assets and liabilities as of December 31, 2017 and 2016 are measured based on Level 1 inputs.

i.	Inventory:

The inventory items consist of purchased systems and are stated at the lower of cost or market. Cost is determined using the “First-In, First-Out” method of inventory accounting. The valuation of inventory items requires the Group to make estimates regarding excess or obsolete inventories.

The purchased systems are utilized typically for one of the following purposes: (i) future projects; (ii) demo; and (iii) spare parts for installed systems. The first utilization suggests that the systems should be classified as inventory while the second and third suggest it should be classified as property and equipment. In order to reflect those utilizations appropriately between the inventory and property and equipment line items, the Group performed an aggregated analysis which suggested that such systems should be classified as inventory for the first year from purchase date, on such date tested for impairment and then classified to property and equipment and amortized over four years from that date, see also below for the amortization period.

j.	Property and equipment, net:

Property and equipment are stated at cost, less accumulated depreciation and amortization. Upon the retirement or disposition of property and equipment, the related costs and accumulated depreciation and amortization are removed and any related gain or loss is recorded in the statements of operations and comprehensive income (loss). Repairs and maintenance that do not extend the life, or improve an asset are expensed in the periods incurred.

The Group evaluates its property and equipment for indicators of possible impairment when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Impairment exists if the carrying amounts of such assets exceed the estimates of future net undiscounted cash flows expected to be generated by such assets. Should impairment exist, the impairment loss would be measured based on the excess carrying value of the asset over the asset’s estimated fair value.

Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

	%	Useful life (years)

Software systems (from classified date, see also above)	25	4
Vehicles	15	7
Leasehold improvements	10-20	5-10
Office furniture and equipment	7-10	10-14
Computers, electronics and related	15-33	3-7

k.	Income taxes:

Deferred tax asset and liability accounts’ balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group accounts for deferred tax on non-distributed income that are subject to income tax once distributed and when there is an intent to distribute them.

The Group applies the two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

l.	Earnings (loss) per share:

The Group calculates basic earnings or loss per share by dividing net income or loss by the weighted-average number of ordinary shares outstanding during the year. However, consistent with the reverse merger accounting, the calculation of the weighted-average number of ordinary shares includes 2,459,088 shares (which include also 48,000 ordinary shares that were issued to the ASM Former Shareholder upon exercise of its put option on its remaining ordinary shares of ASM) assumed to be outstanding as of January 1, 2013. Further, the outstanding shares subject to put options were excluded, consistent with the accounting treatment of a put option liability.

Diluted earnings (loss) per share would give effect to dilutive warrants and other potential ordinary shares outstanding during the period, considering the treasury stock method. The outstanding warrants were “out-of-the-money” and the issuance of the Net Income Shares was not probable at any given year and therefore excluded from the calculation.

Basic and diluted earnings (loss) per ordinary share data were computed as follows:

	Year Ended December 31,
	2017	2016	2015

Net income (loss) (U.S. dollars in thousands)	$(9,111)	$(8,053)	$14,753

Weighted-average ordinary shares outstanding - basic and diluted*	2,459,088	2,459,088	2,459,088

Earnings (loss) per ordinary basic and diluted (U.S. dollars)	$(3.71)	$(3.27)	$6.00

*

On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.

Refer to Note 7.b. for warrants assumed by the Company which may result in an additional outstanding ordinary shares.

m.	Contingencies:

The Group is involved in various commercial, government investigation and other legal proceedings that arise from time to time. The Group records accruals for these types of contingencies to the extent that the Group concludes their occurrence is probable and that the related liabilities are estimable. When accruing these costs, the Group will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Group accrues for the minimum amount within the range. The Group records anticipated recoveries under existing insurance contracts that are virtually certain of occurring at the gross amount that is expected to be collected. Legal costs are expensed as incurred.

n.	Recently Issued Accounting Pronouncements:

Not yet adopted in current period:

1)	In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 supersedes the revenue recognition requirements in Accounting Standards Codification (“ASC 605”), Revenue Recognition, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. As currently issued and amended, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. ASU 2014-09 permits the use of either a retrospective or cumulative effect transition method. The Group adopted ASU 2014-09 along with the related additional ASUs on Topic 606 (Collectively, “ASC 606”) on January 1, 2018, using the modified retrospective transition method. Contracts that are substantially completed will be excluded from the transition adjustment.

The Group has reviewed all of its contracts with customers and has implemented the required process, data, and system changes to comply with the requirements of ASC 606.

The Group did not have any material cumulative-effect adjustment as a result of the adoption of ASC 606. In addition, the adoption of ASC 606 will not have any material impact on the Group consolidated financial statement line items in the year of adoption. The Group will make the additional required disclosures under Topic 606, starting with the Group’s consolidated financial statements that include the initial adoption date.

2)	In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a Consensus of the FASB Emerging Issues Task Force). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This update also requires an entity to disclose the nature of restrictions on its cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. ASU No. 2016-18 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years with early adoption permitted, including adoption in an interim period.

The Group typically has restrictions on certain amounts of cash and cash equivalents, primarily consisting of amounts used to secure bank guarantees in connection with sales contract performance obligations, and expect to continue to have similar restrictions in the future. The Group currently reports changes in such restricted amounts as cash flows from operating activities on its consolidated statement of cash flows. This standard will change that presentation. The Group adopted ASU No. 2016-18 on January 1, 2018 and is currently reviewing it to assess other potential impact on its consolidated financial statements.

3)	In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will require lessees to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a financial or operating lease. However, unlike current GAAP, which requires only capital leases to be recognized on the balance sheet, the new guidance will require both types of leases to be recognized on the balance sheet. The new guidance is effective for all periods beginning after December 15, 2018. The Group is currently evaluating the effects that the adoption of ASU No. 2016-02 will have on its consolidated financial statements.